[Graphic]

TAX-FREE INSTRUMENTS TRUST

14TH ANNUAL REPORT
MARCH 31, 1997

ESTABLISHED 1981

PRESIDENT'S MESSAGE

[Graphic]

Dear Shareholder:

Tax-Free Instruments Trust was established in 1981, and I am pleased to present the 14th Annual Report to Shareholders.

This report covers the twelve-month reporting period from April 1, 1996, through March 31, 1997. It begins with a discussion with the fund's portfolio manager, Jeff A. Kozemchak, Vice President, Federated Management, and follows with a complete list of the fund's municipal money market holdings and its financial statements. In addition, financial highlights tables are included for Investment Shares and Institutional Service Shares.

In Tax-Free Instruments Trust, your ready cash is at work pursuing daily income free from federal regular income tax.* And, you have the comfort of knowing that the fund is managed to keep the value of your investment at a stable $1.00 per share.** You also have daily access to your invested cash.

On March 31, 1997, the fund's portfolio was invested among more than 260 money market securities issued by municipalities across the United States. Dividends paid to shareholders during the reporting period totaled $0.03 per Investment Share and $0.03 per Institutional Service Share. Net assets stood at $1.7 billion on March 31, 1997.

Thank you for your participation in the daily, tax-free earning power of Tax-Free Instruments Trust. We'll continue to keep you up to date on your investment, and, as always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
May 15, 1997

 * Income may be subject to the federal alternative minimum tax and state and local taxes.

** Although money market funds seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. An investment in this fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

[Graphic]

Jeff A. Kozemchak, CFA
Vice President
Federated Management

[Graphic]

JEFF, WHAT IS YOUR ANALYSIS OF THE INTEREST RATE ENVIRONMENT DURING THE FUND'S TWELVE-MONTH REPORTING PERIOD ENDED MARCH 31, 1997?

Although it did not occur until near the very end, the reporting period for the fund brought about the first change in monetary policy in over a year. On March 25, 1997, the Federal Reserve Board (the "Fed") voted to raise the federal funds target interest rate from 5.25% to 5.5%, in the face of stronger-than-expected demand. The move was viewed as being pre-emptive against the threat of future inflationary pressures possibly brought about by tight labor market conditions. Until that point, movements in interest rates reflected shifting market sentiment about the need for the Fed to move to a more restrictive policy. The second quarter of 1996 was characterized by much stronger-than-expected growth, fueled by consumer spending and housing. Signs of slower growth began to emerge in the third quarter, temporarily allaying the market's fears about inflation. However, growth picked up once again during the fourth quarter of 1996 and into 1997. With inflation still appearing to be benign, the market tolerated the pace of growth over this period; however, Fed Chairman Alan Greenspan's Congressional testimony in late February 1997 marked a turning point for the short-term government market -- indeed the bond and equity markets as well -- as his relatively hawkish statements revealed fears at the Fed that the transitory factors that had been keeping inflation under control in the face of fairly robust growth may be coming to an end. The ensuing weeks brought continued evidence of persistent strength, and ended in the Fed's action at the Federal Open Market Committee in late March 1997.

For most of the reporting period, movements in short-term interest rates bounced back and forth as sentiment regarding the need for a more restrictive policy swayed back and forth. The yield on the six-month U.S. Treasury bill, for example, rose from 5% to 5.5% from the beginning of April 1996 through early June 1996 as conviction that the next change in monetary policy might be a tightening grew. The next few months were characterized by significant market volatility and debate over the sustainability of the economy, and interest rate movements reflected the uncertainty -- the yield on the six-month U.S. Treasury bill rose to 5.60% in early July 1996, fell to 5.30% by early August 1996, rose to 5.60% by early September 1996, and, finally, fell to 5.25% by the end of September 1996. Interest rates then traded within a range over the fourth quarter and into early 1997 -- with the six-month U.S. Treasury bill yield moving between 5.2% to 5.4% -- as the continued friendly inflation picture provided some comfort to market participants. Finally, interest rates began to rise in late February 1997, and by the time the Fed tightened in late March 1997, had built in much of the expectations regarding the move. The six-month U.S. Treasury bill yield rose steadily from 5.2% to close to 5.6% by the end of the reporting period.

[Graphic]

WHAT WERE YOUR STRATEGIES FOR TAX-FREE INSTRUMENTS TRUST DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 57 days. As the signs of strength in the economy became more apparent, we lowered the average maturity target range of the fund from between 55 and 60 days to between 40 and 45 days. In June and July 1996, two factors combined to present the fund with an attractive buying opportunity. First, the upward surge in interest rates. Second, the start of the annual municipal note borrowing season. By early July 1996, we allowed the purchase of one-year, fixed-rate notes to extend the maturity to between 55 and 60 days. As expectation of an imminent Fed tightening grew in the first quarter of 1997, we allowed the average maturity of the portfolio to roll inward from 55 days to a target range of 45 to 50 days in anticipation of higher interest rates in the future.

Once an average maturity range was targeted, the portfolio maximized performance through ongoing, relative value analysis. Relative value analysis included the comparison of the richness or cheapness of municipal securities to one another, as well as municipal to taxable instruments, such as U.S. Treasury securities. The fund's portfolio remained barbelled in structure, which combined a significant portion in seven-day variable rate demand notes and short maturity commercial paper with purchases of longer-term, six- to twelve-month fixed rate notes. This portfolio structure has continued to provide a competitive yield over time.

[Graphic]

HOW HAS THE FUND PERFORMED?

Naturally, the fund's average yield has remained relatively stable since the Fed did not change their federal funds interest rate target until the very end of the reporting period. The seven-day net yield* for the fund's Institutional Service Shares on March 31, 1997, was 3.05% compared to 3.03% one year ago.** The latest yield was the equivalent of a 5.05% taxable yield for investors in the highest federal tax bracket. Over the one-year period ended March 31, 1997, the tax-exempt total return was 3.08%, which is equivalent to a pre-tax return of 5.10% for those same investors.**

For the Investment Shares, the seven-day net yield* on March 31, 1997, was 2.90% compared to 2.88% one year ago.** The latest yield was equivalent to a 4.80% pre-tax yield. The tax-exempt total return over the reporting period was 2.92%, which is comparable to a taxable return of 4.83% for those investors in the highest federal tax bracket.**

[Graphic]

LOOKING THROUGH 1997, WHAT IS YOUR OUTLOOK FOR SHORT-TERM INTEREST RATES?

Although current expectations are that the Fed will find cause to tighten monetary policy further in 1997 -- perhaps as soon as the second quarter -- it is also anticipated that the overall tightening cycle will not be long in terms of magnitude or duration. In our opinion, the pre-emptive move by the Fed should help to preclude the need for more aggressive action down the road by preventing the buildup of inflationary pressures. We would look to see moderately higher, short-term interest rates throughout the course of the year, but not to the extent evidenced in the last tightening cycle in 1994. As such, we will likely continue in our modestly defensive stance for the portfolio until market conditions indicate otherwise.

 * The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

** Performance quoted represents past performance and is not indicative of future returns. Yield will vary.

TAX-FREE INSTRUMENTS TRUST
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997

    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- 99.8%
                  ALABAMA -- 2.8%
 $   3,650,000    Arab, AL IDB, (Series 1989) Weekly VRDNs (SCI Manufacturing, Inc.)/
                  (Bank of Tokyo-Mitsubishi Ltd. LOC)                                                              $ 3,650,000
     3,500,000    Birmingham, AL Medical Clinic Board, Medical Clinic Revenue Bonds
                  (Series 1996) Weekly VRDNs (St. Martin's In The Pines)/(First Alabama
                  Bank, Birmingham LOC)                                                                              3,500,000
     3,000,000    Decatur, AL IDB, Revenue Refunding Bonds (Series 1993) Weekly
                  VRDNs (Allied-Signal, Inc.)                                                                        3,000,000
     2,000,000    Decatur, AL IDB, Solid Waste Disposal Revenue Bonds (Series 1996)
                  Weekly VRDNs (Trico Steel Company, L.L.C. Project)/(Chase
                  Manhattan Bank N.A., New York LOC)                                                                 2,000,000
     6,000,000    Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn
                  (Homewood AL))/(SouthTrust Bank of Alabama, Birmingham LOC)                                        6,000,000
     1,000,000 (a)Madison, AL IDA, (Series A) Weekly VRDNs (Executive Inn)/
                  (Amsouth Bank N.A., Birmingham LOC)                                                                1,000,000
    15,400,000    Mobile, AL Port City Medical Clinic Board, Revenue Bonds (Series
                  1992-A), 3.55% CP (Mobile, AL Infirmiary Association)/(Rabobank
                  Nederland, Utrecht LOC), Mandatory Tender 5/14/1997                                               15,400,000
     4,000,000    Montgomery, AL BMC Special Care Facilities Finance Authority,
                  (Series 94A) Weekly VRDNs (Baptist Medical Center, AL)/(Amsouth
                  Bank N.A., Birmingham LOC)                                                                         4,000,000
     4,500,000    Stevenson, AL IDB, Industrial Revenue Bonds (Series 1996-A) Weekly
                  VRDNs (Unitog Co.)/(UMB Bank, N.A. LOC)                                                            4,500,000
     5,425,000    Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/
                  (National Australia Bank, Ltd., Melbourne LOC)                                                     5,425,000
                    Total                                                                                           48,475,000
                  ARIZONA -- 1.0%
       349,200    Gilbert, AZ IDA Weekly VRDNs (Foxworth-Galbraith Lumber Co.)/
                  (Bank One, Arizona N.A. LOC)                                                                         349,200
     9,725,000    Maricopa County, AZ, HFA (Series 1984) Weekly VRDNs (Gannett
                  Co., Inc.)                                                                                         9,725,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  ARIZONA -- CONTINUED
 $   1,473,000    Maricopa County, AZ, IDA Weekly VRDNs (Chaparral City Water
                  Services)/(Bank One, Arizona N.A. LOC)                                                          $  1,473,000
     1,565,000    Pima County, AZ IDA Weekly VRDNs (A & P Investments)/(Bank One,
                  Arizona N.A. LOC)                                                                                  1,565,000
     5,203,000    Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/(Bank
                  One, Arizona N.A. LOC)                                                                             5,203,000
                    Total                                                                                           18,315,200
                  ARKANSAS -- 0.4%
     5,300,000    Pine Bluff, AR, (Series 1985) Weekly VRDNs (Camden Wire Project)/
                  (Chase Manhattan Bank N.A., New York LOC)                                                          5,300,000
     2,500,000    Pocahontas, AR, IDRB (Series 1995) Weekly VRDNs (MacLean ESNA
                  L.P. Project)/(Northern Trust Co., Chicago, IL LOC)                                                2,500,000
                    Total                                                                                            7,800,000
                  CALIFORNIA -- 6.3%
     1,900,000    Barstow Unified School District, CA, 4.25% TRANs, 6/30/1997                                        1,901,940
     9,325,000 (a)California HFA, CDC Municipal Products, Inc. Class A Certificates
                  (Series 1996A) Weekly VRDNs (CDC Municipal Products, Inc. LIQ)                                     9,325,000
    13,850,000 (a)California Public Capital Improvements Financing Authority, Trust
                  Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA INS)/(Bank of
                  New York, New York LIQ)                                                                           13,850,000
    20,000,000    California School Cash Reserve Program Authority, (Series A), 4.75%
                  TRANs (MBIA INS), 7/2/1997                                                                        20,043,675
     5,000,000    California School Cash Reserve Program Authority, (Series B), 4.50%
                  TRANs (MBIA INS), 12/19/1997                                                                       5,031,171
     7,000,000    California State, (Series A), 4.50% RANs, 6/30/1997                                                7,008,797
    18,800,000    California State, GO Tax Exempt Notes, 3.05% CP (Bayerische
                  Landesbank Girozentrale, Credit Suisse, Zurich, Landesbank
                  Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York
                  and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender
                  4/11/1997                                                                                         18,800,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  CALIFORNIA -- CONTINUED
 $  21,000,000    California Statewide Communities Development Authority, (1996
                  Series A), 4.75% TRANs (FSA INS), 6/30/1997                                                     $ 21,038,892
    13,200,000    Orange County, CA Local Transportation Authority, Sales Tax Revenue
                  Notes, 3.30% CP (Industrial Bank of Japan Ltd., Tokyo LOC),
                  Mandatory Tender 4/7/1997                                                                         13,200,000
                    Total                                                                                          110,199,475
                  COLORADO -- 1.2%
     3,000,000 (a)Colorado Municipal Securities Trust, Series 1996A Weekly VRDNs
                  (Arapahoe County, CO School District)/(Norwest Bank Minnesota,
                  Minneapolis LIQ)                                                                                   3,000,000
     4,000,000    Colorado Springs, CO Utility System, IDRB's (Series 1996) Weekly
                  VRDNs (Micro Metals, Inc.)/(Colorado National Bank, Denver LOC)                                    4,000,000
     4,000,000    Denver (City & County), CO, (Series 1991-B) Weekly VRDNs (Denver,
                  CO City & County Airport Authority)/(Sanwa Bank Ltd, Osaka LOC)                                    4,000,000
     4,845,000    Mesa County, CO, IDR (Series 1996) Weekly VRDNs (3D Systems
                  Corp.)/(Norwest Bank Minnesota, Minneapolis LOC)                                                   4,845,000
     5,365,000 (a)Thornton, CO, Multifamily Housing Refunding Revenue Bonds (1989
                  Series A) Weekly VRDNs (Quail Ridge Project)/(General Electric
                  Capital Corp. LOC)                                                                                 5,365,000
                    Total                                                                                           21,210,000
                  CONNECTICUT -- 2.6%
     4,000,000 (a)Clipper Connecticut Tax Exempt Trust, (Series 1994-1) Weekly VRDNs
                  (State Street Bank and Trust Co. LIQ)                                                              4,000,000
     7,000,000    Connecticut Development Authority, (Series A) Weekly VRDNs (Exeter
                  Energy)/(Sanwa Bank Ltd, Osaka LOC)                                                                7,000,000
    14,000,000    Connecticut Development Authority, PCR (Series 1993A) Weekly
                  VRDNs (Connecticut Light & Power Co.)/(Deutsche Bank, AG LOC)                                     14,000,000
     5,300,000    Connecticut Development Health Care Facilities Weekly VRDNs
                  (Independence Living)/(Chase Manhattan Bank N.A., New York LOC)                                    5,300,000
     3,600,000    Connecticut Development Health Care Facilities Weekly VRDNs
                  (Independence Living)/(Credit Local de France LOC)                                                 3,600,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  CONNECTICUT -- CONTINUED
 $  11,200,000    Connecticut State Special Tax Obligation Transportation Infrastructure
                  Authority Weekly VRDNs (Connecticut State)/(Commerzbank AG,
                  Frankfurt LOC)                                                                                 $  11,200,000
                    Total                                                                                           45,100,000
                  DISTRICT OF COLUMBIA -- 1.5%
    12,000,000    District of Columbia Housing Finance Agency, (Series 1996B), 3.75%
                  TOBs (Trinity Funding Company INV), Mandatory Tender 12/1/1997                                    12,000,000
     6,000,000    District of Columbia Housing Finance Agency, (Series 1996C), 3.90%
                  TOBs (Trinity Funding Company INV), Mandatory Tender 12/1/1997                                     6,000,000
     7,740,000    District of Columbia, (Series A) Weekly VRDNs (American
                  University)/(National Westminster Bank, PLC, London LOC)                                           7,740,000
                    Total                                                                                           25,740,000
                  FLORIDA -- 2.6%
     5,500,000    Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/
                  (Commerzbank AG, Frankfurt LIQ)                                                                    5,500,000
     9,730,000    Eustis Health Facilities Authority, FL, Health Facilities Revenue Bonds,
                  (Series 1992) Weekly VRDNs (Florida Hospital/Waterman, Inc.
                  Project)/(SunTrust Bank, Central Florida LOC)                                                      9,730,000
     5,700,000    Jacksonville, FL Electric Authority, Electric System T-E CP Notes
                  (Series D-1), 3.50% CP, Mandatory Tender 5/9/1997                                                  5,698,587
     7,340,000    Jacksonville, FL HFDC Daily VRDNs (River Garden Project)/(Banque
                  Paribas, Paris LOC)                                                                                7,340,000
     8,400,000    Orange County, FL, Health Facilities Authority, Revenue Bonds (Series
                  1992) Weekly VRDNs (Adventist Health System)/(Banque Paribas,
                  Paris and SunTrust Bank, Central Florida LOCs)                                                     8,400,000
     8,350,000    Putnam County, FL Development Authority, PCR Bonds (Series 1984H)
                  Weekly VRDNs (Seminole Electric Cooperative, Inc (FL))/(National
                  Rural Utilities Cooperative Finance Corp. LOC)                                                     8,350,000
                    Total                                                                                           45,018,587
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  GEORGIA -- 5.7%
 $   6,200,000    Atlanta, GA, Urban Residential Finance Authority, Multifamily Rental
                  Housing Revenue Refunding Bonds (Series 1988A), 3.90% TOBs (West
                  Paces Club Towers Project)/(Sanwa Bank Ltd, Osaka LOC), Optional
                  Tender 5/1/1997                                                                                 $  6,200,000
     2,550,000    Clayton County, GA Housing Authority, Revenue Refunding Bonds
                  (Series 1992) Weekly VRDNs (Oxford Townhomes Project)/(Amsouth
                  Bank N.A., Birmingham LOC)                                                                         2,550,000
     5,765,000    Columbus, GA IDA Industrial & Port Development Commission,
                  (Series 1992) Weekly VRDNs (Maine Street Village Partnership)/
                  (Columbus Bank and Trust Co., GA LOC)                                                              5,765,000
     7,000,000    Coweta County, GA Residential Care Facilities for the Elderly, First
                  Lien Revenue Bonds (Series 1996B) Weekly VRDNs (Wesley Woods of
                  Newman-Peachtree City, Inc. Project)/(Banque Paribas, Paris LOC)                                   7,000,000
     5,000,000    Crisp County, GA Development Authority, Solid Waste Disposal
                  Revenue Bonds (Series A), 3.90% TOBs (International Paper Co.)/
                  (International Paper Co. GTD), Optional Tender 3/1/1998                                            5,000,000
     4,950,000    Douglas County, GA School District, 4.00% TANs, 12/31/1997                                         4,960,758
     7,500,000    Floyd County, GA, 3.80% TANs, 12/31/1997                                                           7,505,408
     1,600,000    Municipal Electric Authority of Georgia, (Series 1985A), 3.20% CP
                  (Bayerische Landesbank Girozentrale, Credit Suisse, Zurich and
                  Morgan Guaranty Trust Co., New York LOCs), Mandatory Tender
                  4/1/1997                                                                                           1,600,000
    10,200,000    Municipal Electric Authority of Georgia, (Series 1985A), 3.20% CP
                  (Bayerische Landesbank Girozentrale, Credit Suisse, Zurich and
                  Morgan Guaranty Trust Co., New York LOCs), Mandatory Tender
                  4/1/1997                                                                                          10,200,000
     3,000,000    Municipal Electric Authority of Georgia, (Series 1985A), 3.25% CP
                  (Bayerische Landesbank Girozentrale, Credit Suisse, Zurich and
                  Morgan Guaranty Trust Co., New York LOCs), Mandatory Tender
                  4/8/1997                                                                                           2,999,650
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  GEORGIA -- CONTINUED
 $   6,400,000    Municipal Electric Authority of Georgia, (Series 1987A), 3.35% CP
                  (Bayerische Landesbank Girozentrale, Credit Suisse, Zurich and
                  Morgan Guaranty Trust Co., New York LOCs), Mandatory Tender
                  5/21/1997                                                                                       $  6,400,000
    32,250,000    Municipal Electric Authority of Georgia, (Series 1994D), 3.40% CP
                  (ABN AMRO Bank N.V., Amsterdam LOC), Mandatory Tender
                  4/11/1997                                                                                         32,250,000
     2,300,000    Rockdale County, GA Development Authority, (Series 1995) Weekly
                  VRDNs (Great Southern Wood Preserving Co.)/(SunTrust Bank,
                  Central Florida LOC)                                                                               2,300,000
     5,550,000    Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.)                                   5,550,000
                    Total                                                                                          100,280,816
                  ILLINOIS -- 6.3%
     1,400,000    Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City
                  Bank, Indiana LOC)                                                                                 1,400,000
    11,200,000    Chicago O'Hare International Airport, Special Facility Revenue Bonds
                  (Series 1983B) Daily VRDNs (American Airlines Project)/(Royal Bank
                  of Canada, Montreal LOC)                                                                          11,200,000
     1,033,000    Illinois Development Finance Authority, IDR Weekly VRDNs
                  (Newlywed Food)/(Mellon Bank N.A., Pittsburgh LOC)                                                 1,033,000
     2,300,000    Illinois Development Finance Authority, EDRB (Series 1995) Weekly
                  VRDNs (Evapco, Inc. Project)/(Nationsbank, N.A., Charlotte LOC)                                    2,300,000
     3,600,000    Illinois Development Finance Authority, IDRB (Series 1995) Weekly
                  VRDNs (Dickson Weatherproof Nail Co. Project)/(Lasalle National
                  Bank, Chicago LOC)                                                                                 3,600,000
    10,100,000    Illinois Development Finance Authority, PCR Daily VRDNs (Diamond
                  Star Motors Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                            10,100,000
    20,000,000    Illinois Development Finance Authority, PCR, (Series 1996B) Weekly
                  VRDNs (Commonwealth Edison Co.)/(AMBAC INS)/(Bank of
                  New York, New York LIQ)                                                                           20,000,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  ILLINOIS -- CONTINUED
 $   7,500,000    Illinois Educational Facilities Authority, 3.60% CP (Field Museum of
                  Natural History)/(Northern Trust Co., Chicago, IL LOC), Mandatory
                  Tender 5/15/1997                                                                                $  7,500,000
    40,000,000    Illinois Health Facilities Authority, Revenue Bonds (Series 1985B)
                  Weekly VRDNs (OSF Health Care Systems)/(Bank of America Illinois
                  and Rabobank Nederland, Utrecht LIQs)                                                             40,000,000
     2,055,000    Martinsville, IL, IDRB (Series 1995) Weekly VRDNs (PAP-R Products
                  Company Project)/(Bank One, Chicago LOC)                                                           2,055,000
     4,000,000    Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota Diversified
                  Products, Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                  4,000,000
     1,800,000    Naperville, IL, Economic Development Revenue Refunding Bonds
                  (Series 1994) Weekly VRDNs (Independence Village Associates, Ltd
                  Project)/(First Bank N.A., Minneapolis LOC)                                                        1,800,000
     2,500,000    Oakbrook Terrace, IL, IDR (Series 1993) Weekly VRDNs (La Quinta
                  Inns, Inc.)/(Nationsbank of Texas, N.A. LOC)                                                       2,500,000
     3,000,000    Peoria, IL, (Series 1996) IDR Weekly VRDNs (J.T. Fennell Company, Inc.
                  Project)/(Bank One, Chicago LOC)                                                                   3,000,000
                    Total                                                                                          110,488,000
                  INDIANA -- 1.0%
     2,200,000    Bluffton, IN, Economic Development Refunding Revenue Bonds Weekly
                  VRDNs (Blount, Inc.)/(Morgan Guaranty Trust Co., New York LOC)                                     2,200,000
     3,165,000    Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon
                  L.L.C. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                          3,165,000
     2,400,000    Kendallville, IN, IDRB (Series 1995) Weekly VRDNs (Rivnut Real
                  Estate, Ltd. Project)/(National City, Northeast LOC)                                               2,400,000
     7,000,000    Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.)                                                  7,000,000
     2,130,000    Winamac, IN, (Series 1997) EDRB Weekly VRDNs (Pulaski Health
                  Foundation, Inc.)/(KeyBank, N.A. LOC)                                                              2,130,000
                    Total                                                                                           16,895,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  IOWA -- 0.3%
 $   4,950,000    Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty,
                  Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                         $  4,950,000
                  KANSAS -- 0.8%
     6,200,000    Burlington, KS, PCR, 3.45% CP (Kansas City Power and Light Co.)/
                  (Societe Generale, Paris LOC), Mandatory Tender 4/16/1997                                          6,200,000
     6,000,000    Kansas Development Finance Authority, Multifamily Housing Revenue
                  Bonds (Series 1995) Weekly VRDNs (First Kansas State Partnership,
                  L.P.)/(Boatmen's National Bank of St. Louis LOC)                                                   6,000,000
     1,900,000    Olathe, KS, Industrial Revenue Bonds (Series 1995) Weekly VRDNs
                  (Garmin International, Inc. Project)/(Boatmen's National Bank of
                  St. Louis LOC)                                                                                     1,900,000
                    Total                                                                                           14,100,000
                  KENTUCKY -- 4.2%
     1,800,000    Boone County, KY, (Series 1996) Weekly VRDNs (Western States
                  Envelope Company)/(Bank One, Milwaukee, WI N.A. LOC)                                               1,800,000
     5,740,000    Henderson County, KY, Solid Waste Disposal (Series 1996) Weekly
                  VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings
                  Bank, Chicago LOC)                                                                                 5,740,000
     1,955,000    Jefferson County, KY, Industrial Building Revenue Bonds (Series 1995)
                  Weekly VRDNs (Derby Industries, Inc. Project)/(Liberty National Bank,
                  Louisville, Kentucky LOC)                                                                          1,955,000
    12,000,000    Kentucky Interlocal School Transportation Association, (Series A),
                  4.05% TRANs, 6/30/1997                                                                            12,000,000
    17,200,000    Kentucky Pollution Abatement & Water Resource Finance Authority
                  Daily VRDNs (Toyota Motor Credit Corp.)                                                           17,200,000
    34,000,000    Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy
                  Health System, Inc. Project)/(Bank of America Illinois LOC)                                       34,000,000
     1,800,000    Owensboro, KY, Limited Obligation Revenue Bonds, 3.60% TOBs (Dart
                  Polymers)/(NBD Bank, Michigan LOC), Optional Tender 6/1/1997                                       1,800,000
                    Total                                                                                           74,495,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  LOUISIANA -- 1.4%
 $  19,500,000    Louisiana HFA, Single Family Mortgage Revenue Bonds (Series
                  1997A-3), 3.75% TOBs (Trinity Funding Company INV), Mandatory
                  Tender 3/1/1998                                                                                 $ 19,500,000
     5,000,000    St. James Parish, LA, Pollution Control Revenue Weekly VRDNs
                  (Occidental Petroleum Corp.)/(Wachovia Bank of Georgia N.A.,
                  Atlanta LOC)                                                                                       5,000,000
                    Total                                                                                           24,500,000
                  MAINE -- 0.1%
     1,750,000    Gardiner, ME IDB Weekly VRDNs (Associated Grocers)/(Westpac
                  Banking Corp. Ltd. LOC)                                                                            1,750,000
                  MARYLAND -- 1.3%
     1,000,000    Maryland Health & Higher Educational Facilities Authority, (Series
                  1992A) Weekly VRDNs (Carroll County, MD General Hospital)/
                  (Nationsbank, N.A., Charlotte LOC)                                                                 1,000,000
     3,500,000    Maryland State Community Development Administration, (1987
                  Series 4), 3.75% TOBs (First National Bank of Chicago LIQ), Optional
                  Tender 4/1/1997                                                                                    3,500,000
    10,220,000    Maryland State Department of Transportation, 3.625% Bonds, 6/15/1997                              10,197,005
     1,805,000    Maryland State IDFA, (Series 1991) Weekly VRDNs (Maryland
                  Academy of Sciences Facility)/(Nationsbank, N.A., Charlotte LOC)                                   1,805,000
     6,000,000    Montgomery County, MD Housing Opportunities Commission,
                  (1996 Series A), 3.70% TOBs, Mandatory Tender 11/13/1997                                           6,000,000
                    Total                                                                                           22,502,005
                  MASSACHUSETTS -- 2.9%
     3,050,000    Commonwealth of Massachusetts Daily VRDNs (National Westminster
                  Bank, PLC, London LOC)                                                                             3,050,000
     5,000,000    Gardner, MA, 4.15% BANs, 11/7/1997                                                                 5,008,200
     2,699,323    Gloucester, MA, 3.85% BANs, 8/8/1997                                                               2,700,517
     4,200,000    Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham & Women's
                  Hospital)/(Sanwa Bank Ltd, Osaka LOC)                                                              4,200,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  MASSACHUSETTS -- CONTINUED
 $   3,200,000    Massachusetts HEFA, (Series E) Daily VRDNs (Capital Asset
                  Program)/(First National Bank of Chicago LOC)                                                   $  3,200,000
     3,000,000    Massachusetts HEFA, (Series G) Weekly VRDNs (Massachusetts
                  Institute of Technology)                                                                           3,000,000
     7,350,000    Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/(State
                  Street Bank and Trust Co. LOC)                                                                     7,350,000
     3,000,000    Massachusetts IFA, (Series 1992B), 3.55% CP (New England Power
                  Co.), Mandatory Tender 5/29/1997                                                                   3,000,000
     3,800,000    Massachusetts IFA, IDRB (Series 1995) Weekly VRDNs (Dunsirn
                  Industries, Inc. Project)/(Bank One, Milwaukee, WI N.A. LOC)                                       3,800,000
     4,200,000    Massachusetts Water Resources Authority, (Series 1994), 3.50% CP
                  (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender 7/16/1997                               4,200,000
     7,000,000    Southborough, MA, 4.00% BANs, 2/6/1998                                                             7,017,225
     5,000,000    Springfield, MA, 4.10% BANs (Fleet National Bank, Providence, R.I.
                  LOC), 11/21/1997                                                                                   5,012,348
                    Total                                                                                           51,538,290
                  MICHIGAN -- 2.0%
     4,209,000    Battle Creek, MI Economic Development Corporation, Limited
                  Obligation Economic Development Revenue Refunding Bonds (Series
                  1992) Weekly VRDNs (Michigan Carton & Paperboard Company)/
                  (American National Bank, Chicago LOC)                                                              4,209,000
       850,000    Dearborn, MI Economic Development Corp., (Series 1990) Weekly
                  VRDNs (Exhibit Productions, Inc. Project)/(First of America Bank -
                  Illinois LOC)                                                                                        850,000
     1,200,000    Garden City, MI School District, State Aid Notes, 4.30% RANs (NBD
                  Bank, Michigan LOC), 4/15/1997                                                                     1,200,222
       600,000    Michigan Higher Education Student Loan Authority, Refunding
                  Revenue Bonds (Series X11-B) Weekly VRDNs (AMBAC INS)/
                  (Kredietbank N.V., Brussels LIQ)                                                                     600,000
     2,300,000 (a)Michigan State Hospital Finance Authority, (Series A) Weekly VRDNs
                  (OSF Health Care Systems)                                                                          2,300,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  MICHIGAN -- CONTINUED
 $  15,000,000    Michigan State, 4.50% TRANs, 9/30/1997                                                          $ 15,075,016
       900,000    Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1991) Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(National
                  Australia Bank, Ltd., Melbourne LOC)                                                                 900,000
     5,005,000    Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1995) Weekly VRDNs (Wayne Disposal-Oakland, Inc. Project)/
                  (Comerica Bank, Detroit, MI LOC)                                                                   5,005,000
     3,000,000    Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                  1995) Weekly VRDNs (Wellness Plan Project)/(NBD Bank,
                  Michigan LOC)                                                                                      3,000,000
     1,750,000    Michigan Strategic Fund, Limited Obligation Revenue Bonds, Series
                  1995 Weekly VRDNs (Welch Properties Project)/(Old Kent Bank &
                  Trust Co., Grand Rapids LOC)                                                                       1,750,000
                    Total                                                                                           34,889,238
                  MINNESOTA -- 1.9%
     9,600,000    Brooklyn Park, MN EDA, (Series 1997), 5.015% TOBs (Brooks Landing
                  and Brooks Gardens)/(Bayerische Landesbank Girozentrale INV),
                  Mandatory Tender 3/1/1998                                                                          9,600,000
     1,345,000    Byron, MN IDB Weekly VRDNs (Schmidt Printing)/(Norwest Bank
                  Minnesota, Minneapolis LOC)                                                                        1,345,000
    15,500,000    Minneapolis CDA, Refunding Revenue Bonds Weekly VRDNs
                  (Riverplace Project (The Pinnacle Apartments))/(Sumitomo Bank
                  Ltd., Osaka LOC)                                                                                  15,500,000
     7,000,000    Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
                  Foundation)                                                                                        7,000,000
                    Total                                                                                           33,445,000
                  MISSISSIPPI -- 0.2%
     4,000,000    Warren County, MS IDA Weekly VRDNs (Vesper Corp.)/(PNC Bank,
                  N.A. LOC)                                                                                          4,000,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  MISSOURI -- 0.6%
 $   4,670,000    Missouri Development Finance Board, (Series 1995) Weekly VRDNs
                  (Wilson Trailer Sales, Inc. Project)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                                                                $  4,670,000
     6,366,000    Missouri State Environmental Improvement & Energy Authority, 3.65%
                  CP (Kansas City Power and Light Co.), Mandatory Tender 11/5/1997                                   6,366,000
                    Total                                                                                           11,036,000
                  NEBRASKA -- 0.3%
     1,820,000    Douglas County, NE, IDR Weekly VRDNs (Majors Plastics, Inc.)/
                  (Norwest Bank Minnesota, Minneapolis LOC)                                                          1,820,000
     1,160,000 (a)Douglas County, NE, Industrial Development Revenue Refunding
                  Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing
                  Project)/(NBD Bank, Michigan LOC)                                                                  1,160,000
     2,145,000    Douglas County, NE, Subordinated IDRB (Series 1995) Weekly VRDNs
                  (Aksarben Foods, Inc. Project)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                                                                   2,145,000
                    Total                                                                                            5,125,000
                  NEVADA -- 1.7%
     7,600,000    Clark County, NV, IDRB (Series 1995C) Weekly VRDNs (Nevada
                  Power Co.)/(Barclays Bank PLC, London LOC)                                                         7,600,000
    19,000,000    Nevada Housing Division, Multi-Unit Housing Revenue Refunding
                  Bonds (1991 Series A) Weekly VRDNs (Park Vista Apartments
                  Project)/(Sumitomo Bank Ltd., Osaka LOC)                                                          19,000,000
     2,500,000    Sparks, NV, Industrial Development Revenue Bonds (Series 1996)
                  Weekly VRDNs (The Antioch Publishing Co. Project)/(National City
                  Bank, Dayton, OH LOC)                                                                              2,500,000
                    Total                                                                                           29,100,000
                  NEW HAMPSHIRE -- 1.5%
     9,000,000    New Hampshire Business Finance Authority, PCR Bonds (Series A),
                  3.55% CP (New England Power Co.), Mandatory Tender 6/11/1997                                       9,000,000
     7,100,000    New Hampshire Business Finance Authority, PCR Bonds (Series A),
                  3.60% CP (New England Power Co.), Mandatory Tender 5/8/1997                                        7,100,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  NEW HAMPSHIRE -- CONTINUED
 $  10,000,000    New Hampshire Business Finance Authority, PCR Bonds (Series A),
                  3.70% CP (New England Power Co.), Mandatory Tender 5/12/1997                                    $ 10,000,000
                    Total                                                                                           26,100,000
                  NEW JERSEY -- 4.9%
     3,042,500    Atlantic Highlands, NJ, 4.125% BANs, 1/28/1998                                                     3,051,587
     3,399,864    Haddonfield, NJ, 3.94% BANs, 6/6/1997                                                              3,400,263
     2,531,000    Hamilton Township, NJ, 4.125% BANs, 1/30/1998                                                      2,538,610
     6,000,000    Hammonton, NJ, 4.00% BANs, 11/26/1997                                                              6,011,346
     3,969,000    Highland Park, NJ, 4.125% BANs, 2/6/1998                                                           3,982,836
     8,628,681    New Brunswick, NJ, 3.875% BANs, 12/23/1997                                                         8,639,245
     7,500,000    New Jersey EDA Weekly VRDNs (Center-For-Aging -- Applewood
                  Estates)/(Banque Paribas, Paris LOC)                                                               7,500,000
       255,267 (a)New Jersey EDA Weekly VRDNs (H.L. Bhasin)/(Ford Motor Credit
                  Corp. LIQ)/(Chase Manhattan Bank N.A., New York LOC)                                                 255,267
     4,500,000    New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen County, NJ)/
                  (Bank of New York, New York LOC)                                                                   4,500,000
    10,900,000    New Jersey EDA, (Series 1995) Weekly VRDNs (Hillcrest Health
                  Service System, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)                                  10,900,000
    12,000,000    New Jersey State, (Series 1997A), 3.55% CP (Union Bank of
                  Switzerland, Zurich LIQ), Mandatory Tender 5/27/1997                                              12,000,000
     2,947,500    Sparta Township, NJ, 4.125% BANs, 6/13/1997                                                        2,949,060
     4,442,000    Trenton, NJ, 4.00% BANs, 12/18/1997                                                                4,449,390
     6,600,000    Trenton, NJ, 4.00% BANs, 12/18/1997                                                                6,614,536
     9,754,100    West Milford Township, NJ, (Series 1997 A), 4.00% BANs, 1/23/1998                                  9,777,038
                    Total                                                                                           86,569,178
                  NEW MEXICO -- 1.2%
     6,395,000    Albuquerque, NM, IDR (Series 1996) Weekly VRDNs (Rose's Southwest
                  Papers, Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                    6,395,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  NEW MEXICO -- CONTINUED
 $   2,000,000    Albuquerque, NM, IDR (Series 1996A) Weekly VRDNs (El Encanto, Inc.
                  Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                              $  2,000,000
     3,300,000    Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly
                  VRDNs (Charter Hospital of Albuquerque, Inc.)/(Bankers Trust Co.,
                  New York LOC)                                                                                      3,300,000
     3,200,000    Farmington, NM, PCR Bonds (1994 Series C) Daily VRDNs (Arizona
                  Public Service Corp.)/(Union Bank of Switzerland, Zurich LOC)                                      3,200,000
     6,300,000    Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy
                  Products, Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                  6,300,000
                    Total                                                                                           21,195,000
                  NEW YORK -- 6.1%
    10,000,000    Clyde-Savannah Central School District, NY, 4.625% BANs, 6/27/1997                                10,012,596
     3,000,000    New York City, NY Housing Development Corp., (Series A) Weekly
                  VRDNs (East 96th Street Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                               3,000,000
    10,000,000 (a)New York City, NY Municipal Water Finance Authority, Trust Receipts
                  (Series 1997) Weekly VRDNs (MBIA INS)/(Bank of New York,
                  New York LIQ)                                                                                     10,000,000
     4,500,000    New York City, NY Municipal Water Finance Authority, Water and
                  Sewer System Revenue Bonds (Series 1995 A) Daily VRDNs (FGIC
                  INS)/(FGIC Securities Purchase, Inc. LIQ)                                                          4,500,000
     3,800,000    New York City, NY Daily VRDNs (Morgan Guaranty Trust Co., New
                  York LOC)                                                                                          3,800,000
     3,000,000    New York City, NY Housing Special Obligations Daily VRDNs
                  (Morgan Guaranty Trust Co., New York LOC)                                                          3,000,000
    17,000,000    New York City, NY, (Series B), 4.50% RANs (Bank of Nova Scotia,
                  Toronto, Canadian Imperial Bank of Commerce, Toronto and
                  Commerzbank AG, Frankfurt LOCs), 6/30/1997                                                        17,028,564
     7,900,000    New York City, NY, GO Bonds (Series 1995 F and G) Weekly VRDNs
                  (Morgan Guaranty Trust Co., New York LOC)                                                          7,900,000
     9,000,000    New York City, NY, UT GO Fiscal 1994 (Series H-3), 3.60% CP
                  (FSA INS)/(State Street Bank and Trust Co. LIQ), Mandatory Tender
                  6/19/1997                                                                                          9,000,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  NEW YORK -- CONTINUED
 $   5,500,000    New York State HFA Weekly VRDNs (Special Surgery Hospital)/
                  (Chase Manhattan Bank N.A., New York LOC)                                                       $  5,500,000
       200,000    New York State Local Government Assistance Corp., (Series D)
                  Weekly VRDNs (Societe Generale, Paris LOC)                                                           200,000
       400,000    New York State Local Government Assistance Corp., (Series E)
                  Weekly VRDNs (Canadian Imperial Bank of Commerce,
                  Toronto LOC)                                                                                         400,000
     6,000,000    New York State, (Series A), 4.50% Bonds, 7/15/1997                                                 6,010,513
     4,000,000    South Country Central School District, NY, 4.50% TANs,
                  6/25/1997                                                                                          4,004,024
    15,000,000 (a)VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York
                  City Municipal Water Finance Authority)/(MBIA INS)/(Hong
                  Kong & Shanghai Banking Corp. LIQ)                                                                15,000,000
     8,000,000 (a)VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes
                  Roosevelt Hospital Center)/(FHA INS)/(Hong Kong & Shanghai
                  Banking Corp. LIQ)                                                                                 8,000,000
                    Total                                                                                          107,355,697
                  NORTH CAROLINA -- 4.2%
     1,000,000    Alamance County, NC Industrial Facilities & Pollution Control
                  Financing Authority, (Series A) Weekly VRDNs (Culp, Inc.)/(Wachovia
                  Bank of NC, NA, Winston-Salem LOC)                                                                 1,000,000
     2,800,000    Catawba County, NC Industrial Facilities & Pollution Control
                  Financing Authority, (Series 1994) Weekly VRDNs (Ethan Allen Inc
                  Project)/(Bankers Trust Co., New York LOC)                                                         2,800,000
     1,000,000    Cleveland County, NC Industrial Facilities and Pollution Control
                  Financing Authority Weekly VRDNs (PPG Industries, Inc.)                                            1,000,000
       825,000    Guilford County, NC Industrial Facilities & PCFA, (Series 1989) Weekly
                  VRDNs (Culp, Inc.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)                                    825,000
     2,000,000    Lee County, NC Industrial Facility & PCFA, (Series 1989) Weekly
                  VRDNs (Avondale Mills, Inc.)/(SunTrust Bank, Atlanta LOC)                                          2,000,000
    17,400,000 (a)Martin County, NC IFA, (Series 1993) Weekly VRDNs
                  (Weyerhaeuser Co.)                                                                                17,400,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  NORTH CAROLINA -- CONTINUED
 $   3,680,000    Mecklenberg County, NC Industrial Facility & PCFA, (Series 1988)
                  Weekly VRDNs (Florida Steel Corp.)/(Bankers Trust Co.,
                  New York LOC)                                                                                  $   3,680,000
       710,000 (a)NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs
                  (NCNB Tax Exempt Trust 1990a)/(Nationsbank, N.A., Charlotte LOC)                                     710,000
     3,095,000 (a)NCNB Pooled Tax-Exempt Trust, (Series 1990B) Weekly VRDNs
                  (NCNB Tax-Exempt Trust 1990b)/(Nationsbank, N.A., Charlotte LOC)                                   3,095,000
     2,250,000    New Hanover County, NC, GO School Bonds, (Series 1995) Weekly
                  VRDNs (Wachovia Bank of NC, N.A., Winston-Salem LIQ)                                               2,250,000
     2,250,000    New Hanover County, NC, GO School Bonds, (Series 1995) Weekly
                  VRDNs (Wachovia Bank of NC, N.A., Winston-Salem LIQ)                                               2,250,000
    10,000,000    North Carolina Educational Facilities Finance Agency, (Series 1990)
                  Weekly VRDNs (Bowman Gray School of Medicine)/(Wachovia Bank
                  of NC, NA, Winston-Salem LOC)                                                                     10,000,000
     2,000,000    North Carolina Medical Care Commission Hospital, (Series 1996)
                  Weekly VRDNs (Adult Communities Total Services, Inc)/(Lasalle
                  National Bank, Chicago LOC)                                                                        2,000,000
     3,300,000    North Carolina Medical Care Commission Hospital, (Series 1996)
                  Weekly VRDNs (North Carolina Baptist)                                                              3,300,000
     9,300,000    North Carolina Medical Care Commission Hospital, Revenue Bonds
                  (Series 1992B) Weekly VRDNs (North Carolina Baptist)                                               9,300,000
     7,300,000    North Carolina Medical Care Commission Hospital, Revenue Bonds
                  (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)                                                7,300,000
     2,100,000    North Carolina Medical Care Commission Hospital, Revenue Bonds
                  (Series 1994) Weekly VRDNs (Hugh Chatam Memorial/Rutherford
                  Hospitals)/(First Union National Bank, Charlotte, NC LOC)                                          2,100,000
     2,000,000    Rutherford County, NC, Industrial Facilities Pollution Control
                  Financing Authority Weekly VRDNs (Spring-Ford Knitting Co.)/
                  (Branch Banking & Trust Co, Wilson LOC)                                                            2,000,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  NORTH CAROLINA -- CONTINUED
 $   1,350,000    University of North Carolina, (Series 1989) Weekly VRDNs (University
                  of North Carolina at Chapel Hill General Alumni Association)/(Credit
                  Suisse, Zurich LOC)                                                                             $  1,350,000
                    Total                                                                                           74,360,000
                  NORTH DAKOTA -- 0.2%
     3,275,000 (a)Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking Co.
                  Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                                 3,275,000
                  OHIO -- 1.6%
    11,000,000    Clermont County, OH, Adjustable Rate Hospital Facilities Revenue
                  Bonds (Series 1996) Weekly VRDNs (Mercy Health Systems)/(Credit
                  Suisse, Zurich LIQ)                                                                               11,000,000
       300,000    Cuyahoga County, OH IDA Weekly VRDNs (Health Hill)/(Union Bank
                  of Switzerland, Zurich LOC)                                                                          300,000
       450,000    Oakwood Village, OH IDA Weekly VRDNs (Oak Leaf Industries)/
                  (First Union National Bank, Charlotte, NC LOC)                                                       450,000
    16,000,000    Ohio HFA, (Series 1997 A-1), 3.55% TOBs, Mandatory Tender 9/1/1997                                16,000,000
                    Total                                                                                           27,750,000
                  OKLAHOMA -- 1.1%
     8,000,000    Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/
                  (Banque Nationale de Paris LOC)                                                                    8,000,000
     2,295,000    Claremore, OK IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia
                  Bank of Georgia N.A., Atlanta LOC)                                                                 2,295,000
     2,080,000    Oklahoma County, OK Finance Authority, (Series 1996) Weekly VRDNs
                  (Avalon Project)/(Bank One, Texas N.A. LOC)                                                        2,080,000
     6,100,000    Tulsa, OK International Airport, Variable Rate Certificates (Series 1997
                  B-1) Weekly VRDNs (MBIA INS)/(Bank of America NT and SA,
                  San Francisco LIQ)                                                                                 6,100,000
                    Total                                                                                           18,475,000
                  PENNSYLVANIA -- 2.6%
     1,200,000    Berks County, PA IDA Weekly VRDNs (Lutheran Home at Topton
                  Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                                              1,200,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  PENNSYLVANIA -- CONTINUED
 $   7,000,000    Cumberland County, PA Municipal Authority, Variable Rate Revenue
                  Bonds (Series 1996 B), 4.25% TOBs (Dickinson College)/(Mellon Bank
                  N.A., Pittsburgh LOC), Optional Tender 10/31/1997                                              $   7,026,496
    11,000,000 (a)Delaware County, PA IDA, Refunding Revenue Bonds (Series 1993G),
                  3.625% TOBs (Delaware County Resource Recovery (PA))/(General
                  Electric Capital Corp. LOC), Optional Tender 12/1/1997                                            11,000,000
     2,900,000    Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's
                  Hospital Erie, PA)/(PNC Bank, N.A. LOC)                                                            2,900,000
     7,000,000 (a)Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent
                  Health System)/(Mellon Bank N.A., Pittsburgh LOC)                                                  7,000,000
     1,600,000    Erie County, PA IDA, Multi Mode Revenue Refunding Bonds Weekly
                  VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A. LOC)                                                     1,600,000
     2,000,000    Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/
                  (PNC Bank, N.A. LOC)                                                                               2,000,000
     3,500,000    Montgomery County, PA IDA, (Series 1984) Weekly VRDNs (Seton
                  Co.)/(First Union National Bank, Charlotte, NC LOC)                                                3,500,000
     6,675,000    Montgomery County, PA IDA, Commercial Development Revenue
                  Bonds (Series 1992) Weekly VRDNs (Hickory Pointe Project)/(First
                  Union National Bank, North LOC)                                                                    6,675,000
     1,100,000    Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing
                  Agency Affiliates Project)/(PNC Bank, N.A. LOC)                                                    1,100,000
     2,000,000 (a)Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/
                  (PNC Bank, N.A. LOC)                                                                               2,000,000
                    Total                                                                                           46,001,496
                  SOUTH CAROLINA -- 1.2%
     2,660,000    Berkeley, SC IDRB, (Series 1989) Weekly VRDNs (W.W. Williams
                  Company Project)/(Bank One, Columbus, N.A. LOC)                                                    2,660,000
     6,000,000    Georgetown County, SC, Pollution Control Facilities Adjustable Rate
                  Bonds (Series A), 4.00% TOBs (International Paper Co.), Optional
                  Tender 9/1/1997                                                                                    6,000,000
     5,075,000    Greenville County, SC Hospital Authority, (Series 1989) Weekly VRDNs
                  (Charter Hospital St. Louis)/(Bankers Trust Co., New York LOC)                                     5,075,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  SOUTH CAROLINA -- CONTINUED
 $   2,400,000    South Carolina Education Facilities Authority, Educational Facilities
                  Revenue Bonds (Series 1993) Weekly VRDNs (Presbyterian
                  College Project)                                                                               $   2,400,000
     5,255,000    South Carolina Job Development Authority, Hospital Facilities
                  Revenue Bonds, (Series 1994) Weekly VRDNs (Rolling Green Village
                  Project)/(Branch Banking & Trust Co, Wilson LOC)                                                   5,255,000
                    Total                                                                                           21,390,000
                  SOUTH DAKOTA -- 2.5%
       610,000    Mitchell, SD, IDR Weekly VRDNs (Holiday Inn)/(First Bank N.A.,
                  Minneapolis LOC)                                                                                     610,000
     1,105,000    Rapid City, SD Weekly VRDNs (Gillette Dairy Black Hills, Inc.)/(Bank
                  of Tokyo-Mitsubishi Ltd. LOC)                                                                      1,105,000
    15,555,000    South Dakota Housing Development Authority, (Series 1996E), 3.75%
                  TOBs, Mandatory Tender 11/13/1997                                                                 15,555,000
    14,395,000 (a)South Dakota Housing Development Authority, CDC Municipal
                  Products, Inc. Class A Certificates (Series 1996C) Weekly VRDNs
                  (CDC Municipal Products, Inc. LIQ)                                                                14,395,000
    10,090,000 (a)South Dakota Housing Development Authority, PT-85 (1988 Series A)
                  Weekly VRDNs (Rabobank Nederland, Utrecht LIQ)                                                    10,090,000
     1,380,000    Watertown, SD, (Series 1991) Weekly VRDNs (Tescom Corp.)/
                  (Norwest Bank Minnesota, Minneapolis LOC)                                                          1,380,000
                    Total                                                                                           43,135,000
                  TENNESSEE -- 0.7%
     6,500,000    Chattanooga-Hamilton County, TN Hospital Authority Daily VRDNs
                  (Erlanger Medical Center)/(Morgan Guaranty Trust Co., New York LIQ)                                6,500,000
     3,500,000    Tennessee Housing Development Agency, Homeownership Program
                  Bonds (Issue 1996-3), 3.85% TOBs, Optional Tender 5/29/1997                                        3,500,000
     2,250,000    Washington County, TN IDB, Revenue Refunding Bonds (Series 1996)
                  Weekly VRDNs (Springbrook Properties Project)/(SunTrust Bank,
                  Nashville LOC)                                                                                     2,250,000
                    Total                                                                                           12,250,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  TEXAS -- 10.2%
 $     900,000    Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)                                     $    900,000
     3,200,000    Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993)
                  Daily VRDNs (Amoco Corp.)                                                                          3,200,000
     1,500,000    Gulf Coast, TX Waste Disposal Authority Daily VRDNs (Amoco Corp.)                                  1,500,000
     2,250,000    Harris County, TX Cultural Education Facilities Finance Corp. Weekly
                  VRDNs (Houston Museum of Natural Sciences)/(Bank One, Texas
                  N.A. LOC)                                                                                          2,250,000
     4,100,000    Harris County, TX HFDC, (Series 1994) Daily VRDNs (Methodist
                  Hospital, Harris County, TX)                                                                       4,100,000
    10,000,000    Harris County, TX HFDC, (Series C) Daily VRDNs (St. Luke's
                  Episcopal Hospital)                                                                               10,000,000
    25,800,000    Harris County, TX HFDC, Hospital Revenue Bonds (Series 1997) Daily
                  VRDNs (Methodist Hospital, Harris County, TX)                                                     25,800,000
    14,200,000    Harris County, TX HFDC, Hospital Revenue Bonds (Series 1997B)
                  Weekly VRDNs (Memorial Hospital System)/(MBIA INS)/(Societe
                  Generale, Paris LIQ)                                                                              14,200,000
       955,000    Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)                                           955,000
    14,900,000    Harris County, TX School Health Care, 3.75% CP (Sisters of Charity of
                  The Incarnate Word)/(Toronto-Dominion Bank LIQ), Mandatory
                  Tender 6/30/1997                                                                                  14,900,000
     2,210,000    Liberty County, TX IDA Weekly VRDNs (Insteel Industries, Inc.)/(First
                  Union National Bank, Charlotte, NC LOC)                                                            2,210,000
     3,000,000    Lubbock, TX IDC Daily VRDNs (McLane Co., Inc.)/(Nationsbank,
                  N.A., Charlotte LOC)                                                                               3,000,000
     6,000,000    Matagorda County, TX Navigation District Number One, Revenue
                  Refunding Bonds (Series 1997) Daily VRDNs (Houston Light &
                  Power Co.)/(AMBAC INS)/(Union Bank of Switzerland, Zurich LIQ)                                     6,000,000
     1,680,000    North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/
                  (Nationsbank, N.A., Charlotte LOC)                                                                 1,680,000
     6,000,000    Tarrant County, TX IDC Weekly VRDNs (Holden Business Forms)/
                  (Norwest Bank Minnesota, Minneapolis LOC)                                                          6,000,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  TEXAS -- CONTINUED
 $  33,425,000    Texas Small Business Industrial Development Corp., (Series 1986)
                  Weekly VRDNs (Texas Public Facilities Capital Access Program)/
                  (Credit Suisse, Zurich and National Westminster Bank, PLC, London
                  LOCs)                                                                                          $  33,425,000
    31,050,000    Texas State, 4.75% TRANs, 8/29/1997                                                               31,150,805
     9,200,000    Tyler, TX Health Facilities Development Corp., (Series 1993C), 3.45%
                  CP (East Texas Medical Center)/(Banque Paribas, Paris LOC),
                  Mandatory Tender 5/21/1997                                                                         9,200,000
     9,145,000 (a)Tyler, TX Health Facilities Development Corp., Hospital Revenue
                  Bonds (Series 1994) Weekly VRDNs (East Texas Medical Center)/
                  (Nationsbank of Texas, N.A. LOC)                                                                   9,145,000
                    Total                                                                                          179,615,805
                  UTAH -- 0.4%
     7,400,000    Salt Lake County, UT, Multi-Family Housing Revenue Refunding
                  Bonds (Series 1992) Weekly VRDNs (Santa Fe Apartments)/(First
                  Security Bank of Utah, NA LOC)                                                                     7,400,000
                  VIRGINIA -- 9.2%
    15,300,000    Alexandria, VA Redevelopment and Housing Authority Weekly
                  VRDNs (Crystal City Apartments)/(Safeco Insurance Co. of America
                  INS)/(Barclays Bank PLC, London LIQ)                                                              15,300,000
     6,525,000    Alexandria, VA Redevelopment and Housing Authority, (Series 1996A)
                  Weekly VRDNs (Glebe Park Apartments Project)/(Kredietbank N.V.,
                  Brussels LOC)                                                                                      6,525,000
     9,250,000    Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky
                  Derby Hosiery Co, Inc. Project)/(Bank One, Kentucky LOC)                                           9,250,000
     1,000,000    Chesapeake, VA IDA, IDRB (Series 1988) Weekly VRDNs (Sumitomo
                  Machinery Corp. of America Corp.)/(Sumitomo Bank Ltd., Osaka LOC)                                  1,000,000
    14,100,000    Chesterfield County, VA IDA, 3.60% CP (Virginia Electric Power Co.),
                  Mandatory Tender 4/11/1997                                                                        14,100,000
    13,000,000    Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American
                  Society of Civil Engineers Foundation, Inc. Project)/(Mellon Bank N.A.,
                  Pittsburgh LOC)                                                                                   13,000,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  VIRGINIA -- CONTINUED
 $   1,230,000    Fairfax County, VA EDA, Facilities Revenue Refunding Bonds (Series
                  1993) Weekly VRDNs (Future Homemakers of America)/(Nationsbank,
                  N.A., Charlotte LOC)                                                                           $   1,230,000
     1,900,000    Fairfax County, VA IDA Weekly VRDNs (Inova Health System)/
                  (Credit Suisse, Zurich LIQ)                                                                        1,900,000
     2,500,000    Fauquier County, VA IDA, Refunding Revenue Bonds Weekly VRDNs
                  (Warrenton Development Co.)/(Nationsbank, N.A., Charlotte LOC)                                     2,500,000
     2,000,000    Front Royal & Warren County, VA IDA, IDRB (Series 1995) Weekly
                  VRDNs (Pen-Tab Industries, Inc. Project)/(Bank of America
                  Illinois LOC)                                                                                      2,000,000
     3,350,000    Hampton, VA Redevelopment & Housing Authority, (Series 1984)
                  Weekly VRDNs (Nationsbank, N.A., Charlotte LOC)                                                    3,350,000
     6,400,000    Henrico County, VA IDA, (Series 1994) Daily VRDNs (Virginia United
                  Methodist Homes, Inc.)/(Nationsbank, N.A., Charlotte LOC)                                          6,400,000
    23,400,000    James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside
                  Health System-Patriots Colony)                                                                    23,400,000
     5,590,000    King George County, VA IDA, (Series 1996) Weekly VRDNs (Garnet of
                  Virginia, Inc. Project)/(Morgan Guaranty Trust Co., New York LOC)                                  5,590,000
     3,000,000    Newport News, VA Redevelopment & Multifamily Housing Authority,
                  (Series 1990) Weekly VRDNs (Fredericksburg-Oxford)/(Bankers
                  Trust Co., New York LOC)                                                                           3,000,000
     6,500,000    Richmond, VA Redevelopment & Housing Authority Weekly VRDNs
                  (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank
                  Girozentrale LOC)                                                                                  6,500,000
    11,350,000    Richmond, VA Redevelopment & Housing Authority, (Series 1989)
                  Weekly VRDNs (Belmont Apartment)/(First Union National Bank,
                  Charlotte, NC LOC)                                                                                11,350,000
     9,000,000    Richmond, VA Redevelopment & Housing Authority, (Series B-1)
                  Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                  Landesbank Girozentrale LOC)                                                                       9,000,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  VIRGINIA -- CONTINUED
 $   3,500,000    Richmond, VA Redevelopment & Housing Authority, (Series B-9)
                  Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                  Landesbank Girozentrale LOC)                                                                   $   3,500,000
     4,520,000    Suffolk, VA Redevelopment & Housing Authority Weekly VRDNs
                  (Terry/Peterson Development Corp.)/(Nationsbank, N.A.,
                  Charlotte LOC)                                                                                     4,520,000
     3,105,000    Suffolk, VA Redevelopment & Housing Authority, (Series 1994) Weekly
                  VRDNs (Terry/Peterson Associates II Project)/(Nationsbank, N.A.,
                  Charlotte LOC)                                                                                     3,105,000
     6,900,000    Virginia Peninsula Port Authority Daily VRDNs (Kinyo Virginia, Inc.)/
                  (Industrial Bank of Japan Ltd., Tokyo LOC)                                                         6,900,000
     2,000,000    Virginia Peninsula Port Authority, Facility Revenue Refunding Bonds
                  (Series 1992), 3.50% CP (CSX Corp.)/(Bank of Nova Scotia, Toronto
                  LOC), Mandatory Tender 4/1/1997                                                                    2,000,000
     1,500,000    Virginia State Housing Development Authority, (Series 1987A) Weekly
                  VRDNs (AHC Service Center)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                     1,500,000
     4,000,000    Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial
                  Williamsburg Foundation Museum)/(Nationsbank, N.A., Charlotte LOC)                                 4,000,000
                    Total                                                                                          160,920,000
                  WASHINGTON -- 0.4%
     7,500,000    Port of Moses Lake, WA Public Corp., Industrial Revenue Bonds
                  (Series 1997) Weekly VRDNs (National Frozen Foods Corp. Project)/
                  (Bank of America NT and SA, San Francisco LOC)                                                     7,500,000
                  WEST VIRGINIA -- 0.8%
     2,875,000    Berkeley County, WV County Commission, Industrial Development
                  Bonds (Series 1994) Weekly VRDNs (Brentwood Industries, Inc.
                  Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                                              2,875,000
    11,500,000    Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG
                  Industries, Inc.)                                                                                 11,500,000
                    Total                                                                                           14,375,000
    PRINCIPAL
     AMOUNT                                                                                                          VALUE
 SHORT-TERM MUNICIPALS -- CONTINUED
                  WISCONSIN -- 0.9%
 $   2,000,000    Green Bay, WI IDA, IDRB (Series 1985) Weekly VRDNs (St. Mary's
                  Holdings, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)                                            $    2,000,000
       940,000    Spooner, WI, Commercial Development (Series 1994) Weekly VRDNs
                  (Nash Finch Co.)/(First Bank N.A., Minneapolis LOC)                                                  940,000
    10,000,000    Wisconsin HEFA Weekly VRDNs (St. Luke's Medical Center)/
                  (Sumitomo Bank Ltd., Osaka LOC)                                                                   10,000,000
     3,080,000 (a)Wisconsin Housing & Economic Development Authority, (Series B),
                  4.05% TOBs (FSA INS)/(Corestates Bank N.A., Philadelphia, PA LIQ),
                  Optional Tender 6/1/1997                                                                           3,080,000
                    Total                                                                                           16,020,000
                  WYOMING -- 0.6%
     1,830,000    Sweetwater County, WY IDA Weekly VRDNs (FMC Gold Co.)/
                  (Wachovia Bank of NC, N.A., Winston-Salem LOC)                                                     1,830,000
     8,500,000    Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1990A)
                  Weekly VRDNs (Pacificorp)/(Credit Suisse, Zurich LOC)                                              8,500,000
                    Total                                                                                           10,330,000
                  OTHER -- 0.4%
     6,331,062 (a)LaSalle National Bank Leasetops Trust, Series 1995A Leasetops
                  Certificates Weekly VRDNs (Lasalle National Bank, Chicago LIQ)/
                  (Lasalle National Bank, Chicago LOC)                                                               6,331,062
                    TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                                    $1,751,300,849


Securities that are subject to Alternative Minimum Tax represent 23% of the Portfolio as calculated based upon total portfolio market value.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At March 31, 1997, these securities amounted to $160,776,329 which represents 9.2% of net assets.

(b) Cost for federal tax purposes $1,751,354,092.

Note: The categories of investments are shown as a percentage of net assets
      ($1,754,864,199) at March 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
BANs   -- Bond Anticipation Notes
CDA    -- Community Development Administration
CP     -- Commercial Paper
EDA    -- Economic Development Authority
EDFA   -- Economic Development Financing Authority
EDRB   -- Economic Development Revenue Bonds
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FSA    -- Financial Security Assurance
GO     -- General Obligation
GTD    -- Guaranty
HEFA   -- Health and Education Facilities Authority
HFA    -- Housing Finance Authority
HFDC   -- Health Facility Development Corporation
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Bond
IDC    -- Industrial Development Corporation
IDR    -- Industrial Development Revenue
IDRB   -- Industrial Development Revenue Bond
IDFA   -- Industrial Development Finance Authority
IFA    -- Industrial Finance Authority
INS    -- Insured
INV    -- Investment Agreement
LIQ    -- Liquidity Agreement
LOC(s) -- Letter(s) of Credit
MBIA   -- Municipal Bond Investors Assurance
PCR    -- Pollution Control Revenue
PCFA   -- Pollution Control Finance Authority
PLC    -- Public Limited Company
RANs   -- Revenue Anticipation Notes
SA     -- Support Agreement
TANs   -- Tax Anticipation Notes
TOBs   -- Tender Option Bonds
TRANs  -- Tax and Revenue Anticipation Notes
UT     -- Unlimited Tax
VRDNs  -- Variable Rate Demand Notes

The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or FIN-1+, FIN-1 and FIN-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Trust follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security. At March 31, 1997, tier rating percentages were as follows:

              (UNAUDITED)
     TIER RATING PERCENTAGES BASED ON
           TOTAL MARKET VALUE
   FIRST TIER            SECOND TIER
     98.0%                   2.0%


(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997

 ASSETS:
 Total investments in securities, at amortized cost and value
 (tax cost $1,751,354,092)                                                                       $1,751,300,849
 Cash                                                                                                 3,768,073
 Income receivable                                                                                   11,079,927
 Receivable for shares sold                                                                           9,896,658
   Total assets                                                                                   1,776,045,507
 LIABILITIES:
 Payable for investments purchased                                          $ 5,008,200
 Payable for shares redeemed                                                 14,086,644
 Income distribution payable                                                  1,710,265
 Accrued expenses                                                               376,199
   Total liabilities                                                                                 21,181,308
 NET ASSETS for 1,755,308,693 shares outstanding                                                 $1,754,864,199
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                 $1,755,308,693
 Undistributed net investment income                                                                      5,242
 Accumulated net realized loss on investments                                                          (449,736)
   Total Net Assets                                                                              $1,754,864,199
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 Investment Shares $1,506,918,391 / 1,507,192,636 shares outstanding                                      $1.00
 Institutional Service Shares $247,945,808 / 248,116,057 shares outstanding                               $1.00


(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 1997

 INVESTMENT INCOME:
 Interest                                                                                                  $63,110,583
 EXPENSES:
 Investment advisory fee                                                                   $ 8,802,596
 Administrative personnel and services fee                                                   1,330,311
 Custodian fees                                                                                202,869
 Transfer and dividend disbursing agent fees and expenses                                      402,565
 Directors'/Trustees' fees                                                                      23,343
 Auditing fees                                                                                  15,688
 Legal fees                                                                                      9,486
 Portfolio accounting fees                                                                     151,216
 Shareholder services fee -- Investment Shares                                               3,631,223
 Shareholder services fee -- Institutional Service Shares                                      770,075
 Share registration costs                                                                      116,836
 Printing and postage                                                                          164,516
 Insurance premiums                                                                             17,056
 Taxes                                                                                          39,667
 Miscellaneous                                                                                  15,037
   Total expenses                                                                           15,692,484
 Waivers --
   Waiver of investment advisory fee                                    $ (1,432,278)
   Waiver of shareholder services fee -- Investment Shares                (1,452,489)
   Waiver of shareholder services fee -- Institutional Service Shares       (770,075)
     Total waivers                                                                          (3,654,842)
       Net expenses                                                                                         12,037,642
         Net investment income                                                                              51,072,941
 Net realized gain on investments                                                                              228,552
     Change in net assets resulting from operations                                                        $51,301,493


(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED MARCH 31,
                                                                                1997                    1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                      $    51,072,941      $   57,127,738
 Net realized gain (loss) on investments ($228,552 net gain and
 $932,829 net loss, respectively, as computed for federal income
 tax purposes)                                                                      228,552              32,047
  Change in net assets resulting from operations                                 51,301,493          57,159,785
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Investment Shares                                                             (41,768,570)        (44,999,576)
  Institutional Service Shares                                                   (9,304,371)        (11,850,355)
  Change in net assets resulting from distributions to shareholders             (51,072,941)        (56,849,931)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                 4,986,838,234       5,662,886,235
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                          42,372,256          45,012,727
 Cost of shares redeemed                                                     (5,044,423,524)     (5,575,079,915)
  Change in net assets resulting from share transactions                        (15,213,034)        132,819,047
  Change in net assets                                                          (14,984,482)        133,128,901
 NET ASSETS:
 Beginning of period                                                          1,769,848,681       1,636,719,780
 End of period (including undistributed net investment income of
 $5,242 and $277,807, respectively)                                        $  1,754,864,199     $ 1,769,848,681


(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
FINANCIAL HIGHLIGHTS -- INVESTMENT SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           YEAR ENDED MARCH 31,
                          1997      1996       1995        1994      1993       1992       1991      1990        1989       1988
 NET ASSET VALUE,
 BEGINNING OF           $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
 PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment           0.03       0.03       0.03       0.02       0.02       0.04       0.05       0.06        0.05       0.04
 income
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment             (0.03)      (0.03)     (0.03)     (0.02)     (0.02)     (0.04)     (0.05)     (0.06)      (0.05)     (0.04)
 income
 NET ASSET VALUE,
 END
 OF PERIOD             $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
 TOTAL RETURN(A)         2.92%       3.32%      2.70%      2.01       2.42%      3.84%      5.40%      5.88%       5.28%      4.29%
 RATIOS TO AVERAGE NET ASSETS
 Expenses                0.71%       0.71%      0.70%      0.61%      0.55%      0.55%      0.55%      0.55%       0.55%      0.55%
 Net investment          2.88%       3.27%      2.66%      2.00%      2.38%      3.73%      5.25%      5.73%       5.14%      4.19%
 income
 Expense waiver/
 reimbursement(b)        0.18%       0.24%      0.17%      0.14%      0.10%      0.11%      0.12%      0.11%       0.08%      0.06%
 SUPPLEMENTAL DATA
 Net assets, end
 of period
 (000 omitted)     $1,506,918  $1,465,333 $1,277,894 $1,327,506 $1,619,531 $1,440,970 $1,214,045 $1,142,022  $1,313,391 $1,552,460


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      YEAR ENDED MARCH 31,
                                                           1997        1996          1995          1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                     $ 1.00      $ 1.00       $ 1.00        $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                     0.03        0.03         0.03          0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income                 (0.03)      (0.03)       (0.03)        (0.01)
 NET ASSET VALUE, END OF PERIOD                           $ 1.00      $ 1.00       $ 1.00        $ 1.00
 TOTAL RETURN(B)                                            3.08%       3.47%        2.85%         0.92%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                  0.56%       0.56%        0.55%         0.55%*
  Net investment income                                     3.02%       3.43%        2.82%         1.99%*
  Expense waiver/reimbursement(c)                           0.33%       0.40%        0.17%         0.14%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)               $247,946    $304,516     $358,826      $390,453


* Computed on an annualized basis.

(a) Reflects operations for the period from October 15, 1993 (date of initial public investment) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997

1. ORGANIZATION

Tax-Free Instruments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Trust is current income which is exempt from federal income tax including the alternative minimum tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book/tax treatments of partnerships. The following reclassifications have been made to the financial statements.

              INCREASE (DECREASE)
    UNDISTRIBUTED              ACCUMULATED
   NET INVESTMENT             NET REALIZED
      INCOME                     LOSS
    $(272,565)                 $272,565


   Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

   FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At March 31, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $450,119, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2004 ($450,119).

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. Additional information on each restricted security held at March 31, 1997 is as follows:

 SECURITY                                                             ACQUISITION DATE       ACQUISITION COST
 Madison, AL IDA, (Series A)                                               5/1/96              $ 1,000,000
 California Housing Finance Authority                                      8/1/96                9,325,000
 California Public Capital Improvements Financing
  Authority                                                           9/1/96 - 3/1/97           13,850,000
 Colorado Municipal Securities Trust, Series 1996A                        12/1/96                3,000,000
 Thornton, CO, Multifamily Housing Refunding
  Revenue Bonds                                                      9/15/95 - 10/16/95          5,365,000
 Clipper Connecticut Tax Exempt Trust                                      1/2/97                4,000,000
 Michigan State Hospital Finance Authority, (Series A)                     6/1/89                2,300,000
 Douglas County, NE, Industrial Development Revenue
  Refunding Bonds (Series 1994)                                           11/22/94               1,160,000
 New Jersey Economic Development Authority                                10/1/92                  255,267
 New York City, NY Municipal Water Finance Authority                      2/28/97               10,000,000
 VRDC/IVRC Trust, (Series 1992A)                                     6/16/95 - 12/16/96         15,000,000
 VRDC/IVRC Trust, (Series 1993G)                                     8/16/96 - 2/16/97           8,000,000
 Martin County, NC Industrial Finance Authority,
   (Series 1993)                                                      12/2/96 - 3/3/97          17,400,000
 NCNB Pooled Tax-Exempt Trust, (Series 1990A)                             6/15/95                  710,000
 NCNB Pooled Tax-Exempt Trust, (Series 1990B)                             12/4/90                3,095,000
 Fargo, ND, Industrial Development Revenue Bond,
   (Series 1994)                                                           6/1/95                3,275,000
 Delaware County, PA Industrial Development
   Authority, Refunding Revenue Bonds (Series 1993G)                      12/1/96               11,000,000
 Erie County, PA Hospital Authority                                       12/2/96                7,000,000
 Pennsylvania Economic Development Financing
    Authority, (Series 1996E)                                         11/1/96 - 3/3/97           2,000,000
 SECURITY                                                             ACQUISITION DATE       ACQUISITION COST
 South Dakota Housing Development Authority,
    CDC Municipal Products, Inc.                                          7/11/96              14,395,000
 South Dakota Housing Development Authority, PT-85
    (1988 Series A)                                                        7/2/96              10,090,000
 Tyler, TX Health Facilities Development Corp.,
    Hospital Revenue Bonds (Series 1994)                                  11/10/94              9,145,000
 Wisconsin Housing & Economic Development
    Authority, (Series B)                                                  3/1/97               3,080,000
 LaSalle National Bank Leasetops Trust                                    10/11/95              6,331,062


   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Trust shares were as follows:

                                                                                     YEAR ENDED MARCH 31,
                                                                               1997                    1996
 INVESTMENT SHARES                                                            SHARES                  SHARES
 Shares sold                                                                 4,067,609,898         4,705,771,360
 Shares issued to shareholders in payment of distributions declared             40,667,650            43,656,277
 Shares redeemed                                                            (4,066,883,584)       (4,562,229,196)
  Net change resulting from Investment Share transactions                       41,393,964           187,198,441
                                                                                       YEAR ENDED MARCH 31,
                                                                               1997                    1996
 INSTITUTIONAL SERVICE SHARES                                                 SHARES                  SHARES
 Shares sold                                                                   919,228,336           957,114,875
 Shares issued to shareholders in payment of distributions declared              1,704,606             1,356,450
 Shares redeemed                                                              (977,539,940)       (1,012,850,719)
  Net change resulting from Institutional Service Share transactions           (56,606,998)          (54,379,394)
  Net change resulting from share transactions                                 (15,213,034)          132,819,047


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS -- During the period ended March 31, 1997, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $2,957,474,000 and $3,150,801,500, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Shareholders and Board of Trustees of TAX-FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities of Tax-Free Instruments Trust (a Massachusetts business trust), including the schedule of portfolio investments, as of March 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Instruments Trust as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
April 24, 1997

Trustees

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

Officers
John F. Donahue
  Chairman
Glen R. Johnson
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
S. Elliott Cohan
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.

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Federated Investors
Federated Securities Corp., Distributor

Cusip 876924101
Cusip 876924200
8042604 (5/97)

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